Note 4 - Loans - Summary of Loans and Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans and leases	$ 683,575	$ 609,559
Residential Portfolio Segment [Member]
Loans and leases	129,383	112,196
Commercial Real Estate and Agriculture Real Estate [Member]
Loans and leases	470,768	404,964
Commercial and Agriculture Loans [Member]
Loans and leases	77,930	86,834
Consumer Portfolio Segment [Member]
Loans and leases	$ 5,494	$ 5,565